Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	$ 163.6
Balance at the end of the year	211.5	$ 163.6
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	112.1
Balance at the end of the year	65.4	112.1
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	5.0
Balance at the end of the year	3.6	5.0
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(2.2)	(5.2)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	299.3
Balance at the end of the year	307.1	299.3
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(0.5)	0.1
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	163.6
Balance at the end of the year	211.5	163.6
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(1.5)	(5.3)
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	112.1
Balance at the end of the year	65.3	112.1
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(0.2)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	18.6
Balance at the end of the year	26.7	18.6
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	5.0
Balance at the end of the year	3.6	5.0
Recurring | Preference shares | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	0.0
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	299.3	279.5
Purchases and issuances	205.1	93.0
Settlements and sales	(182.2)	(64.3)
Increase (decrease) in fair value included in net income	4.2	(17.2)
Balance at the end of the year		299.3
Transfers in/(out)	(19.5)	8.3
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	163.6	156.4
Purchases and issuances	169.9	79.7
Settlements and sales	(122.5)	(59.4)
Increase (decrease) in fair value included in net income	0.5	(13.1)
Balance at the end of the year		163.6
Transfers in/(out)	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	112.1	111.7
Purchases and issuances	5.6	0.9
Settlements and sales	(56.1)	(4.8)
Increase (decrease) in fair value included in net income	3.7	(4.0)
Balance at the end of the year		112.1
Transfers in/(out)	0.0	8.3
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	18.6	8.7
Purchases and issuances	10.0	10.0
Settlements and sales	(1.8)	0.0
Increase (decrease) in fair value included in net income	(0.1)	(0.1)
Balance at the end of the year		18.6
Transfers in/(out)	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	5.0	2.7
Purchases and issuances	0.1	2.4
Settlements and sales	(1.6)	(0.1)
Increase (decrease) in fair value included in net income	0.1	0.0
Balance at the end of the year		5.0
Transfers in/(out)	0.0	0.0
Assets | Recurring | Preference shares | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	19.5
Settlements and sales	0.0
Increase (decrease) in fair value included in net income	0.0
Balance at the end of the year		$ 0.0
Transfers in/(out)	$ (19.5)